Payables to Sharing Partner and Assignees	6 Months Ended
Jun. 30, 2025
Payables to Sharing Partner and Assignees [Abstract]
Payables to Sharing Partner and Assignees

8. Payables to sharing partner and assignees

Details of the Company’s profit and loss sharing agreements are discussed in Note 10 of the 2024 Financial Statements.

Payables to sharing partner and assignees within current liabilities in the unaudited interim condensed consolidated balance sheets are analyzed as follows:

	Payable to sharing partner (Sharing agreement entered into in 2022)	Payable to Assignee A (Note 3) (Agreement entered into in 2023)	Payable to Assignee B (Agreement entered into in 2023)	Total
January 1, 2025	1,292,894	60,892	50,204	1,403,990
Interest income	(86,169)	-	-	(86,169)
Interest paid	(234,637)	-	-	(234,637)
Repayment	(321,962)	-	-	(321,962)
June 30, 2025	650,126	60,892	50,204	761,222

During the six-month periods ended June 30, 2025 and 2024, the accrued interest cost/ (income) of the Sharing agreement and the Agreement, based on the effective interest method, were $(86,169) and $1,050,213, respectively, and are presented under “Finance income/(costs), net” and “Finance costs, related party”, in the accompanying unaudited interim condensed consolidated statements of operations.